Note 5 - Business Disposals (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
Aggregate
Disposals

Current assets, excluding cash	$8,050
Non-current assets, excluding goodwill	4,394
Goodwill	7,052

Current liabilities	$(9,197)
Non-current liabilities	(2,905)
Redeemable non-controlling interest	$(2,361)
Net assets of disposed operations, excluding cash	5,033

The below table summarizes the calculation of the loss on disposal of operations:

Cash consideration, net of disposed cash	$(3,282)
Less: Net assets of disposed operations, excluding cash	5,033
Plus: Reclasses from shareholders' equity to net earnings
Contributed surplus	93
Non-controlling interest	540
Accumulated foreign currency translation	(19,152)
Loss on disposal of operations	$(26,834)